9. Property, plant and equipment (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment Details Narrative Abstract
Direct costs	$ 1,000,000	$ 869,700